Shareholder Report, Holdings (Details)	Apr. 30, 2025
Fidelity Government Money Market Fund - Class K6 | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Class K6 | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Class K6 | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Class K6 | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Class K6 | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Class K6 | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Class K6 | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Class K6 | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Class K6 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Government Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Daily Money Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Treasury Only Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Treasury Only Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Treasury Only Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Treasury Only Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Treasury Only Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Treasury Only Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	104.10%
Fidelity Flex Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity Flex Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Fidelity Flex Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Flex Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Flex Government Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Treasury Digital Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Treasury Digital Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Treasury Digital Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity Treasury Digital Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Treasury Digital Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Government Money Market Fund - Class M | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Class M | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Class M | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Class M | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Class M | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Class M | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Class M | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Class M | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	76.10%
Fidelity Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Money Market Fund | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Money Market Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	76.10%
Fidelity Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Money Market Fund - Premium Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Money Market Fund - Premium Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Government Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Premium Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Government Money Market Fund - Class S | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Class S | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Class S | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Class S | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Class S | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Class S | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Class S | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Class S | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Class S | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Treasury Only Money Market Fund - Class OUS | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	104.10%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Fidelity Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Series Treasury Bill Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Treasury Bill Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Treasury Bill Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Treasury Bill Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%